Fair Value Measurements (Fair Value, by Balance Sheet Grouping) (Details) - Parent - Level 3 - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commitments, Fair Value Disclosure	$ 31,232	$ 31,729
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commitments, Fair Value Disclosure	25,271	25,602
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commitments, Fair Value Disclosure	$ 30,729	$ 26,999